Gain on extinguishment of liability	12 Months Ended
Dec. 31, 2020
Subscription [Member]
Gain on extinguishment of liability	In 2018 NXT determined that liabilities it had recorded before 2005 were no longer payable. As a result a gain of $185,661 has been recognized on the extinguishment of the liability. No cash was paid.